Investments Under Equity Method (Tables)	12 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]

Details of the Company's equity method investees at June 30, 2012 are as follows:

	Proportion of ownership	December 31, 2010	June 30, 2011	June 30, 2012	June 30, 2012
Name of investee	interest	(RMB’000)	(RMB’000)	(RMB'000)	(US$'000)

Wuwei Ganxin Seeds Co., Ltd.	49.0%	41,183	53,679	53,679	8,449
Beijing Zhongnong Seed Industry Co., Ltd.	26.8%	6,711	6,720	8,280	1,303
Other, owned by PGW		—	901	1,345	212
		47,894	61,300	63,304	9,964